BORROWINGS (Narrative) (Details) - USD ($)	1 Months Ended		6 Months Ended
	May 31, 2022	Jan. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Repayment of senior secured term loan			$ 34,500,000	$ 0
Derivative financial assets			140,000		$ 0
Financial expense			20,303,000	2,736,000
Investments
Convertible loan note			13,372,000	$ 0
Exchangeable Notes [Member]
Disclosure of detailed information about borrowings [line items]
Amount of debt retired for re-financing		$ 99,700,000
Percentage of total exchangeable notes as debt refinancing		99.70%
Cash consideration paid in debt settlement		$ 86,730,000
Amount received for nominal value of exchangeable note		$ 0.87
Nominal value		$ 1
Amount of shares issued for debt settlement		$ 6,130,000
Extinguishments of debt			83,200,000
Increase in debt measure of consideration			9,700,000
Exchangeable Notes [Member] | Class A Ordinary shares [Member]
Disclosure of detailed information about borrowings [line items]
Shares issued for debt settlement		21,332,000
Exchangeable Notes [Member] | ADS Treasury shares [Member]
Disclosure of detailed information about borrowings [line items]
Amount received for nominal value of exchangeable note		$ 0.08
Shares issued for debt settlement		5,333,000
Share Consideration description		the Company’s ADS (based upon the 5-day trailing VWAP of the ADSs on NASDAQ on December 9, 2021, discounted by 13%) per US$1 nominal value of the Exchangeable Notes, as partial consideration for the exchange of the Exchangeable Notes.
Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of senior secured term loan	$ 34,500,000		34,500,000
Amount of early payment penalty incurred	3,500,000
Long term liabilities			44,000,000
Principal loan amount			81,250,000
Loan origination costs			3,551,000
Accretion interest			2,500,000
Fair value of the derivative financial liability			1,700,000
Remaining principal loan amount			76,000,000
Borrowings, closing carrying value			44,000,000
Accretion interest adjustment			2,100,000
Derivative financial assets			140,000
Financial expense			200,000
Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of senior secured term loan			0
Loan origination costs			39,000
Current Liabilities [Member] | Exchangeable Notes [Member]
Disclosure of detailed information about borrowings [line items]
Nominal value			210,000
IFRS 9 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, closing carrying value			13,400,000
Accretion interest adjustment			120,000
Investments
Convertible loan note			6,700,000
Senior Secured Term Loan Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Senior secured term loan					$ 81,300,000
Description of term loan maturity		The 48-month term loan will mature in January 2026 and accrues interest at an annual rate equal to 11.25% plus the greater of (a) one-month LIBOR (later changed to the Term SOFR Reference Rate effective from October 28, 2022) and (b) one percent per annum, and interest is payable monthly in arrears in cash.
Investments
Interest rate					11.25%
Senior Secured Term Loan Credit Facility [Member] | ADS Treasury shares [Member]
Disclosure of detailed information about borrowings [line items]
Number of warrants issued		2,500,000
Exercise Price Of Warrants		$ 1.3
Perceptive Advisors [Member] | Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Fair value of the derivative financial liability			$ 2,000,000
Mi Co Ltd [Member] | Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Strategic investment	$ 45,200,000
Equity investment , description	The investment consists of an equity investment of US$25.2 million and a seven-year, unsecured junior convertible note of US$20.0 million.
Investments
Interest rate	1.50%
Convertible notes conversion basis description	The convertible note mandatorily converts into ADSs if the volume weighted average price of the Company’s ADSs is at or above US$3.24 for any five consecutive NASDAQ trading days.
Mi Co Ltd [Member] | Unsecured Junior Convertible Note [Member]
Disclosure of detailed information about borrowings [line items]
Strategic investment	$ 20,000,000
Equity Investment [Member] | Mi Co Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Strategic investment	$ 25,200,000